10-Q Share-based compensation - Stock options activity (Details) $ / shares in Units, $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($) $ / shares shares
Number of options
Outstanding, beginning (in shares) | shares	10,618,602
Forfeited (in shares) | shares	(283,439)
Expired (in shares) | shares	(169,736)
Exercised (in shares) | shares	(996,576)
Granted (in shares) | shares	87,477
Outstanding, ending (in shares) | shares	9,256,328
Options exercisable (in shares) | shares	3,275,631
Weighted average exercise price
Outstanding, beginning (in dollars per share) | $ / shares	$ 8.658
Forfeited (in dollars per share) | $ / shares	4.257
Expired (in dollars per share) | $ / shares	28.560
Exercised (in dollars per share) | $ / shares	0.480
Granted (in dollars per share) | $ / shares	6.915
Outstanding, ending (in dollars per share) | $ / shares	9.291
Options exercisable (in dollars per share) | $ / shares	$ 10.947
Additional information
Weighted average remaining contractual life	7 years 25 days
Aggregate intrinsic value | $	$ 15,444
Exercisable, Weighted average remaining contractual term	5 years 5 months 1 day
Exercisable, Aggregate intrinsic value | $	$ 5,965